Lease - Schedule of Operating Lease Payments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Operating Lease Payments [Abstract]
Less than 1 year	¥ 816		¥ 1,354
1-2 years			131
Total minimum lease payments	816		1,485
Less: discounted interest	(10)		(23)
Present value of lease obligations	806		1,462
Less: current portion	(806)	$ (115)	(1,332)
Non-current portion of lease obligations			¥ 130